Warrant Liabilities (Details) - Gx Acquisition Corp [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrant Liabilities (Details) [Line Items]
Warrants expiry term		5 years
Public warrants for redemption per share		$ 0.01
Redemption of warrants, description		• at any time while the Public Warrants are exercisable, • upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder, • if, and only if, there is a current registration statement in effect with respect to the issuance of the common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing
Aggregate gross proceeds, percentage		$ 0.60
Business combination market value per share		$ 9.20
Market value, percentage		180.00%
Redemption trigger price per share		$ 18.00
Description of exercisable terms	The Public Warrants will become exercisable on the later of (a) 30 days after the consummation of a Business Combination or (b) 12 months from the effective date of the registration statement relating to the Initial Public Offering.
Warrant term	5 years
Exercise price of warrants	$ 0.01
Description of exercise price	• at any time while the Public Warrants are exercisable, • upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder, • if, and only if, there is a current registration statement in effect with respect to the issuance of the common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing
Warrant [Member]
Warrant Liabilities (Details) [Line Items]
Market value, percentage		115.00%
Common Class A [Member]
Warrant Liabilities (Details) [Line Items]
Description of exercise price	In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of such initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Common Class A [Member] | Business Acquisition [Member]]
Warrant Liabilities (Details) [Line Items]
Business combination, price per share		$ 9.20